Revenues - Schedule of Revenues (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Airport operating services to airlines:
Landing	$ 1,262,276	$ 930,401	$ 536,336
Charges for not canceling extended stay reservations	10,102	9,542	6,469
Parking on embarking/disembarking platform	147,775	105,345	58,126
Parking on extended stay or overnight platform	130,002	120,056	82,517
Passenger walkways and shuttle buses	36,646	27,266	19,711
Airport security charges	517,402	303,145	193,144
Airport real estate services to airlines:
Leasing of hangars to airlines	31,470	29,455	22,793
Leasing of shops, warehouses and stockrooms to airlines (operating)	6,252	5,657	4,107
Leasing of space and other terminal facilities to airlines within the terminal (operating)	72,975	49,830	42,129
Leasing of land and other surfaces to airlines outside the terminal (operating)	11,308	17,174	5,246
Leasing of check-in desks and other terminal space	5,132	4,940	3,829
Leasing of desks and other terminal space for ticket sale	2,187	2,605	3,261
Airport passenger services:
Domestic passenger charges	6,753,767	4,790,143	2,929,963
International passenger charges	7,689,784	5,186,458	2,999,583
Airport real estate services and rights of access to other operators	100,864	65,410	47,724
Complementary services:
Catering services	31,647	12,772	12,947
Other third-party ramp services rendered to airlines	160,196	104,481	83,717
Traffic and/or dispatch	39,123	31,110	29,941
Fuel supply or removal	314,642	178,170	135,598
Third-party airplane maintenance and repair	13,184	9,994	8,601
Total aeronautical services (regulated revenues included in the maximum rate)	17,336,734	11,983,954	7,225,742
Regulated revenues not included in the maximum rate:
Car parking charges	548,862	388,106	234,553
Recovery of cost over aeronautical services	133,163	116,769	102,005
Recovery of cost over non-aeronautical services	90,257	69,763	71,581
Total regulated revenues not included in the maximum rate	772,282	574,638	408,139
Total regulated revenues	18,109,016	12,558,592	7,633,881
Commercial concessions:
Retail operations	398,956	232,498	171,720
Food and beverages	484,804	333,157	197,441
Duty free	584,218	435,799	255,468
VIP lounges	65,593	40,355	27,218
Financial services	59,479	46,011	37,304
Communications and networks	13,770	12,101	13,167
Car rentals	471,340	342,697	248,755
Commercial leasing	24,797	16,749	15,592
Advertising	104,830	61,384	99,242
Time sharing developers	237,783	188,658	102,428
Leasing of space to airlines and other complementary service providers (non-operating)	148,100	142,520	125,606
Lease outside the terminal	96,041	77,644	63,762
Convenience store	315,788	177,263	98,164
VIP Lounges operated directly	374,038	219,498	144,897
Royalties	7,141	8,075	3,889
Revenues from sharing of commercial activities:
Retail operations	215,055	168,797	82,060
Food and beverages	293,713	184,097	107,317
Duty free	127,072	101,267	57,006
Financial services	31,518	22,571	13,184
Car rentals	70,374	58,892	34,528
Access fee for ground transportation	109,552	91,504	56,697
Non-airport access fees	45,187	35,654	29,644
Other leases	25,197	11,924	9,062
Services rendered to ASA	3,081	1,603	701
Various commercial-related revenues	117,529	77,085	45,062
Total unregulated revenues	4,424,956	3,087,803	2,039,914
Total of Non-aeronautical services	5,197,238	3,662,441	2,448,053
Total aeronautical and non-aeronautical services	$ 22,533,972	$ 15,646,395	$ 9,673,795